Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2023
Financial instruments and risk management
Schedule of financial instruments

		December 31, 2023		December 31, 2022
		Carrying	Estimated	Carrying	Estimated
	Level	Value	Fair Value	Value	Fair Value
FVTPL		$	$	$	$
Cash	1	3,447,665	3,447,665	10,434,196	10,434,196
Financial liabilities at amortized cost
Accounts payable and accrued liabilities	1	283,428	283,428	1,445,213	1,445,213
Lease liability	2	11,510	11,510	77,599	77,599
FVTPL
Derivative warrant liability	3	531,000	531,000	3,854,403	3,854,403

Schedule of company's maximum exposure to credit risk

	December 31,	December 31,
	2023	2022
	$	$

Cash	3,447,665	10,434,196

Schedule of contractual maturities of these financial liabilities

	Payments due by period as of December 31, 2023
			Between 3
		Less than	months and
	Total	3 months	1 year	1-3 years
	$	$	$	$

Accounts payable and accrued liabilities	283,428	283,428	—	—
Lease liability	11,510	11,510	—	—

	294,938	294,938	—	—

	Payments due by period as of December 31, 2022
			Between 3
		Less than	months and
	Total	3 months	1 year	1-3 years
	$	$	$	$
Accounts payable and accrued liabilities	1,445,213	1,445,213	—	—
Lease liability	77,599	16,064	50,026	11,509
	1,522,812	1,461,277	50,026	11,509

Schedule of the sensitivity of the Company's net earnings due to changes in the exchange rate between the USD, GBP and EUR against the Canadian dollar

	CAD	GBP amount	EUR	Total
	$	$	$	$
Cash	36,627	—	—	36,627
Accounts payable and accrued liabilities	(173,068)	—	—	(173,068)
Net exposure	(136,441)	—	—	(136,441)

Effect of +/- 10% change in currency	(13,644)	—	—	—